Other non-current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Miscellaneous non-current liabilities [line items]
Advances received on contracts	€ 1,500	€ 0		€ 0
Total	2,167	398	[1]	696
Miscellaneous non-current liabilities [member]
Miscellaneous non-current liabilities [line items]
Provisions	667	318		122
Other	0	80		574
Total	€ 2,167	€ 398		€ 696

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.